Credit Facilities, Senior Notes and Mortgage Notes Payable (Annual Remaining Principal Payment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Debt Instrument [Line Items]
2015	$ 2,397
2016	2,567
2017	2,748
2018	142,781
2019	173,150
Thereafter	302,795
Total	$ 626,438